AB Growth Fund

Portfolio of Investments

October 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.3%
Information Technology - 22.0%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	83,500	$20,421,595

Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	236,350	12,169,662
Dolby Laboratories, Inc.-Class A	188,870	12,150,007
IPG Photonics Corp. (a)	86,750	11,648,790
Novanta, Inc. (a)	138,740	12,354,797

		48,323,256

IT Services - 8.9%
Euronet Worldwide, Inc. (a)	113,970	15,963,778
PayPal Holdings, Inc. (a)	271,550	28,268,355
Visa, Inc.-Class A (b)	338,348	60,516,923

		104,749,056

Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV ADR	24,110	6,316,097
Xilinx, Inc.	149,472	13,563,089

		19,879,186

Software - 5.6%
Adobe, Inc. (a)	92,320	25,658,497
Aspen Technology, Inc. (a)	108,660	12,507,853
Fair Isaac Corp. (a)	38,000	11,553,520
HubSpot, Inc. (a)	48,350	7,499,085
Paycom Software, Inc. (a)	27,500	5,817,075
Tyler Technologies, Inc. (a)	12,600	3,383,352

		66,419,382

		259,792,475

Health Care - 19.0%
Biotechnology - 3.8%
Neurocrine Biosciences, Inc. (a)	125,790	12,514,847
Regeneron Pharmaceuticals, Inc. (a)	26,040	7,975,531
Vertex Pharmaceuticals, Inc. (a)	122,690	23,983,442

		44,473,820

Health Care Equipment & Supplies - 7.4%
ABIOMED, Inc. (a)	48,620	10,092,539
Edwards Lifesciences Corp. (a)	95,490	22,762,906
Intuitive Surgical, Inc. (a)	61,743	34,140,792
Stryker Corp.	91,910	19,877,376

		86,873,613

Health Care Providers & Services - 3.6%
UnitedHealth Group, Inc.	168,980	42,701,246

Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	50,260	14,852,835

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.0%
Zoetis, Inc.	276,660	$35,390,347

		224,291,861

Communication Services - 17.0%
Entertainment - 3.6%
Electronic Arts, Inc. (a)	231,942	22,359,209
Take-Two Interactive Software, Inc. (a)(b)	167,070	20,106,874

		42,466,083

Interactive Media & Services - 13.4%
Alphabet, Inc.-Class C (a)	72,056	90,798,486
Cargurus, Inc. (a)(b)	316,470	10,630,227
Facebook, Inc.-Class A (a)	294,450	56,431,343

		157,860,056

		200,326,139

Consumer Discretionary - 16.7%
Diversified Consumer Services - 2.7%
Bright Horizons Family Solutions, Inc. (a)	99,350	14,755,462
Grand Canyon Education, Inc. (a)	179,720	16,527,051

		31,282,513

Hotels, Restaurants & Leisure - 1.1%
Planet Fitness, Inc. (a)	199,360	12,691,258

Internet & Direct Marketing Retail - 4.2%
Booking Holdings, Inc. (a)	10,565	21,645,255
Etsy, Inc. (a)	193,390	8,603,921
Expedia Group, Inc.	145,090	19,828,000

		50,077,176

Specialty Retail - 6.4%
Burlington Stores, Inc. (a)	71,920	13,820,866
Five Below, Inc. (a)	115,640	14,467,720
Home Depot, Inc. (The)	103,520	24,283,722
National Vision Holdings, Inc. (a)	345,450	8,221,710
Ulta Salon Cosmetics & Fragrance, Inc. (a)	64,770	15,101,126

		75,895,144

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc.-Class B	300,670	26,924,998

		196,871,089

Consumer Staples - 7.7%
Beverages - 5.1%
Constellation Brands, Inc.-Class A	95,170	18,113,706
Monster Beverage Corp. (a)	737,568	41,399,692

		59,513,398

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	103,690	30,807,336

		90,320,734

Company	Shares	U.S. $ Value
Industrials - 6.4%
Building Products - 3.0%
Allegion PLC	154,260	$17,900,330
Trex Co., Inc. (a)(b)	200,630	17,633,371

		35,533,701

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	166,560	13,764,518

Electrical Equipment - 0.6%
Rockwell Automation, Inc.	39,890	6,860,681

Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	34,180	11,517,293

Machinery - 0.7%
IDEX Corp.	53,350	8,297,526

		75,973,719

Materials - 1.9%
Chemicals - 1.9%
Sherwin-Williams Co. (The)	37,980	21,736,713

Financials - 0.6%
Capital Markets - 0.6%
MarketAxess Holdings, Inc.	17,910	6,601,447

Total Common Stocks (cost $753,192,706)		1,075,914,177

SHORT-TERM INVESTMENTS - 8.5%
Investment Companies - 8.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(d)(e) (cost $100,490,827)	100,490,827	100,490,827

Total Investments - 99.8% (cost $853,683,533) (f)		1,176,405,004
Other assets less liabilities - 0.2%		2,684,573

Net Assets - 100.0%		$1,179,089,577

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $330,242,447 and gross unrealized depreciation of investments was $(7,520,976), resulting in net unrealized appreciation of $322,721,471.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Growth Fund

October 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,075,914,177		$	– 0	–	$	– 0	–	$1,075,914,177
Short-Term Investments	100,490,827			– 0	–		– 0	–	100,490,827

Total Investments in Securities	1,176,405,004			– 0	–		– 0	–	1,176,405,004
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,176,405,004		$	– 0	–	$	– 0	–	$1,176,405,004

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2019 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$100,288	$48,481	$48,278	$100,491	$470